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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Equity Index Fund, for the quarter ended October 31, 2009. This series has July 31 fiscal year end.

Date of reporting period: October 31, 2009

Item 1 – Schedule of Investments

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 8.9%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	10,599	$136,515
Johnson Controls, Inc.	29,380	702,770

		839,285

Automobiles 0.3%
Ford Motor Co. *	141,151	988,057
Harley-Davidson, Inc.	10,278	256,128

		1,244,185

Distributors 0.1%
Genuine Parts Co.	6,990	244,580

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	5,590	319,189
DeVry, Inc.	2,713	150,002
H&R Block, Inc.	14,692	269,451

		738,642

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	19,199	559,075
Darden Restaurants, Inc.	6,110	185,194
International Game Technology	12,983	231,617
Marriott International, Inc., Class A	11,015	276,036
McDonald’s Corp.	47,821	2,802,789
Starbucks Corp. *	32,298	613,016
Starwood Hotels & Resorts Worldwide, Inc.	8,187	237,914
Wyndham Worldwide Corp.	7,827	133,450
Wynn Resorts, Ltd. *	3,021	163,798
Yum! Brands, Inc.	20,444	673,630

		5,876,519

Household Durables 0.4%
Black & Decker Corp.	2,636	124,472
D.R. Horton, Inc.	12,088	132,484
Fortune Brands, Inc.	6,584	256,447
Harman International Industries, Inc.	3,038	114,259
KB Home	3,242	45,972
Leggett & Platt, Inc.	6,842	132,256
Lennar Corp., Class A	6,757	85,138
Newell Rubbermaid, Inc.	12,168	176,558
Pulte Homes, Inc.	13,850	124,788
Snap-On, Inc.	2,529	92,384
Stanley Works	3,477	157,265
Whirlpool Corp.	3,244	232,238

		1,674,261

Internet & Catalog Retail 0.5%
Amazon.com, Inc. *	14,569	1,730,943
Expedia, Inc. *	9,227	209,176

		1,940,119

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	11,752	44,070
Hasbro, Inc.	5,517	150,448
Mattel, Inc.	15,773	298,583

		493,101

1

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.5%
CBS Corp., Class B	29,697	$349,534
Comcast Corp., Class A	125,749	1,823,360
DIRECTV Group, Inc. * ρ	19,698	518,057
Gannett Co., Inc.	10,286	101,009
Interpublic Group of Cos. *	21,300	128,226
McGraw-Hill Cos.	13,794	396,991
Meredith Corp.	1,596	43,188
New York Times Co., Class A	5,065	40,368
News Corp., Class A	98,516	1,134,904
Omnicom Group, Inc.	13,617	466,791
Scripps Networks Interactive, Inc., Class A	3,909	147,604
Time Warner Cable, Inc.	15,440	608,954
Time Warner, Inc.	51,951	1,564,764
Viacom, Inc., Class B *	26,592	733,673
Walt Disney Co.	81,438	2,228,958
Washington Post Co., Class B	272	117,504

		10,403,885

Multiline Retail 0.9%
Big Lots, Inc. *	3,620	90,681
Family Dollar Stores, Inc.	6,122	173,253
J.C. Penney Co., Inc.	10,335	342,398
Kohl’s Corp. *	13,390	766,176
Macy’s, Inc.	18,426	323,745
Nordstrom, Inc.	7,218	229,388
Sears Holdings Corp. * ρ	2,187	148,410
Target Corp.	32,945	1,595,526

		3,669,577

Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	3,854	126,488
AutoNation, Inc. *	4,134	71,270
AutoZone, Inc. *	1,336	180,774
Bed Bath & Beyond, Inc. *	11,476	404,070
Best Buy Co., Inc.	14,960	571,173
GameStop Corp., Class A *	7,216	175,277
Gap, Inc.	21,099	450,253
Home Depot, Inc.	74,690	1,873,972
Limited Brands, Inc.	11,700	205,920
Lowe’s Cos.	64,744	1,267,040
O’Reilly Automotive, Inc. *	5,992	223,382
Office Depot, Inc. *	12,038	72,830
RadioShack Corp.	5,485	92,642
Sherwin-Williams Co.	4,280	244,131
Staples, Inc.	31,652	686,848
Tiffany & Co.	5,438	213,659
TJX Cos.	18,572	693,664

		7,553,393

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	13,938	459,536
Nike, Inc., Class B	17,034	1,059,174
Polo Ralph Lauren Corp.	2,534	188,580
VF Corp.	3,907	277,554

		1,984,844

2

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 11.6%
Beverages 2.7%
Brown-Forman Corp., Class B	4,815	$235,020
Coca-Cola Co.	101,546	5,413,417
Coca-Cola Enterprises, Inc.	13,898	265,035
Constellation Brands, Inc., Class A *	8,707	137,745
Dr. Pepper Snapple Group, Inc. *	11,131	303,431
Molson Coors Brewing Co., Class B	6,871	336,473
Pepsi Bottling Group, Inc.	6,312	236,321
PepsiCo, Inc.	68,262	4,133,264

		11,060,706

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	19,056	1,083,334
CVS Caremark Corp.	63,240	2,232,372
Kroger Co.	28,545	660,246
Safeway, Inc.	18,250	407,522
SUPERVALU, Inc.	9,289	147,416
Sysco Corp.	25,897	684,976
Wal-Mart Stores, Inc.	94,639	4,701,666
Walgreen Co.	43,484	1,645,000
Whole Foods Market, Inc. *	6,156	197,361

		11,759,893

Food Products 1.7%
Archer Daniels Midland Co.	28,133	847,366
Campbell Soup Co.	8,443	268,065
ConAgra Foods, Inc.	19,372	406,812
Dean Foods Co. *	7,900	144,017
General Mills, Inc.	14,259	939,953
H.J. Heinz Co.	13,811	555,755
Hershey Co.	7,266	274,582
Hormel Foods Corp.	3,058	111,495
J.M. Smucker Co.	5,212	274,829
Kellogg Co.	11,240	579,310
Kraft Foods, Inc., Class A	64,630	1,778,618
McCormick & Co., Inc.	5,726	200,467
Sara Lee Corp.	30,482	344,142
Tyson Foods, Inc., Class A	13,378	167,492

		6,892,903

Household Products 2.6%
Clorox Co.	6,106	361,658
Colgate-Palmolive Co.	21,840	1,717,279
Kimberly-Clark Corp.	18,162	1,110,788
Procter & Gamble Co.	127,900	7,418,200

		10,607,925

Personal Products 0.2%
Avon Products, Inc.	18,708	599,591
Estee Lauder Cos., Class A	5,171	219,768

		819,359

Tobacco 1.6%
Altria Group, Inc.	90,763	1,643,718
Lorillard, Inc.	7,237	562,460
Philip Morris International, Inc.	84,764	4,014,423
Reynolds American, Inc.	7,405	358,994

		6,579,595

3

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 12.0%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	13,578	$571,227
BJ Services Co.	12,800	245,760
Cameron International Corp. *	9,634	356,169
Diamond Offshore Drilling, Inc.	3,045	290,036
ENSCO International, Inc.	6,242	285,821
FMC Technologies, Inc. *	5,366	282,252
Halliburton Co.	39,511	1,154,116
Nabors Industries, Ltd. *	12,446	259,250
National Oilwell Varco, Inc. *	18,325	751,142
Rowan Companies, Inc.	4,984	115,878
Schlumberger, Ltd.	52,486	3,264,629
Smith International, Inc.	9,663	267,955

		7,844,235

Oil, Gas & Consumable Fuels 10.1%
Anadarko Petroleum Corp.	21,494	1,309,629
Apache Corp.	14,712	1,384,693
Cabot Oil & Gas Corp.	4,541	174,692
Chesapeake Energy Corp.	28,116	688,842
Chevron Corp.	87,878	6,726,182
ConocoPhillips	64,978	3,260,596
Consol Energy, Inc.	7,918	338,970
Denbury Resources, Inc. *	10,930	159,578
Devon Energy Corp.	19,446	1,258,351
El Paso Corp.	30,725	301,412
EOG Resources, Inc.	11,039	901,445
Exxon Mobil Corp.	210,580	15,092,269
Hess Corp.	12,754	698,154
Marathon Oil Corp.	31,011	991,422
Massey Energy Co.	3,745	108,942
Murphy Oil Corp.	8,361	511,191
Noble Energy, Inc.	7,598	498,657
Occidental Petroleum Corp.	35,527	2,695,789
Peabody Energy Corp.	11,728	464,311
Pioneer Natural Resources Co.	5,042	207,277
Range Resources Corp.	6,891	344,895
Southwestern Energy Co. *	15,095	657,840
Spectra Energy Corp.	28,302	541,134
Sunoco, Inc.	5,122	157,758
Tesoro Corp.	6,115	86,466
Valero Energy Corp.	24,659	446,328
Williams Cos.	25,544	481,504
XTO Energy, Inc.	25,423	1,056,580

		41,544,907

FINANCIALS 14.5%
Capital Markets 2.9%
Ameriprise Financial, Inc.	11,174	387,402
Bank of New York Mellon Corp.	52,706	1,405,142
Charles Schwab Corp.	41,710	723,251
E*TRADE Financial Corp. *	63,091	92,113
Federated Investors, Inc., Class B	3,877	101,771
Franklin Resources, Inc.	6,560	686,373
Goldman Sachs Group, Inc.	22,401	3,811,978
INVESCO, Ltd.	18,231	385,586
Janus Capital Group, Inc.	7,980	104,698

4

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Legg Mason, Inc.	7,116	$207,147
Morgan Stanley	59,556	1,912,939
Northern Trust Corp.	10,578	531,544
State Street Corp.	21,668	909,623
T. Rowe Price Group, Inc.	11,223	546,897

		11,806,464

Commercial Banks 2.8%
BB&T Corp.	29,866	714,096
Comerica, Inc.	6,622	183,761
Fifth Third Bancorp	34,849	311,550
First Horizon National Corp. *	9,580	113,331
Huntington Bancshares, Inc.	31,300	119,253
KeyCorp	38,496	207,494
M&T Bank Corp. ρ	3,618	227,391
Marshall & Ilsley Corp.	22,089	117,514
PNC Financial Services Group, Inc.	20,218	989,469
Regions Financial Corp.	52,064	251,990
SunTrust Banks, Inc.	21,858	417,706
U.S. Bancorp	83,779	1,945,348
Wells Fargo & Co. °	204,701	5,633,372
Zions Bancorp	5,540	78,446

		11,310,721

Consumer Finance 1.0%
American Express Co.	52,108	1,815,443
Capital One Financial Corp.	19,936	729,658
Discover Financial Services	23,473	331,908
MasterCard, Inc., Class A	4,204	920,760
SLM Corp. *	20,490	198,753

		3,996,522

Diversified Financial Services 4.1%
Bank of America Corp.	379,096	5,527,220
Citigroup, Inc.	571,465	2,337,292
CME Group, Inc., Class A	2,911	880,898
IntercontinentalExchange, Inc. *	3,206	321,209
JPMorgan Chase & Co.	172,318	7,197,723
Leucadia National Corp. *	8,329	187,152
Moody’s Corp.	8,594	203,506
NASDAQ OMX Group, Inc. *	6,219	112,315
NYSE Euronext	11,393	294,509

		17,061,824

Insurance 2.5%
AFLAC, Inc.	20,486	849,964
Allstate Corp.	23,503	694,984
American International Group, Inc. *	5,897	198,257
AON Corp.	12,027	463,160
Assurant, Inc.	5,167	154,648
Chubb Corp.	15,332	743,909
Cincinnati Financial Corp.	7,126	180,715
Genworth Financial, Inc., Class A	21,086	223,933
Hartford Financial Services Group, Inc.	16,838	412,868
Lincoln National Corp.	13,237	315,438
Loews Corp.	15,938	527,548
Marsh & McLennan Cos.	22,953	538,477

5

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
MBIA, Inc. *	6,927	$28,124
MetLife, Inc.	35,871	1,220,690
Principal Financial Group, Inc.	13,975	349,934
Progressive Corp. *	29,735	475,760
Prudential Financial, Inc.	20,288	917,626
Torchmark Corp.	3,625	147,175
Travelers Companies, Inc.	24,869	1,238,228
Unum Group	14,522	289,714
XL Capital, Ltd., Class A	14,993	246,035

		10,217,187

Real Estate Investment Trusts (REITs) 1.1%
Apartment Investment & Management Co., Class A	5,129	63,343
AvalonBay Communities, Inc.	3,503	240,936
Boston Properties, Inc.	6,072	368,995
Equity Residential	12,005	346,704
HCP, Inc.	12,843	380,024
Health Care REIT, Inc.	5,253	233,076
Host Hotels & Resorts, Inc.	26,462	267,531
Kimco Realty Corp.	16,492	208,459
Plum Creek Timber Co., Inc.	7,134	223,223
ProLogis	19,403	219,836
Public Storage	5,942	437,331
Simon Property Group, Inc.	12,404	842,108
Ventas, Inc.	6,859	275,252
Vornado Realty Trust	6,841	407,450

		4,514,268

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	10,524	108,923

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	20,668	271,577
People’s United Financial, Inc.	15,265	244,698

		516,275

HEALTH CARE 12.3%
Biotechnology 1.6%
Amgen, Inc. *	44,496	2,390,770
Biogen Idec, Inc. *	12,657	533,239
Celgene Corp. *	20,096	1,025,901
Cephalon, Inc. *	3,271	178,531
Genzyme Corp. *	11,844	599,306
Gilead Sciences, Inc. *	39,623	1,685,959

		6,413,706

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	26,410	1,427,725
Becton, Dickinson & Co.	10,490	717,096
Boston Scientific Corp. *	66,056	536,375
C.R. Bard, Inc.	4,277	321,074
Dentsply International, Inc.	6,511	214,602
Hospira, Inc. *	7,059	315,114
Intuitive Surgical, Inc. *	1,662	409,434
Medtronic, Inc.	48,498	1,731,379
St. Jude Medical, Inc. *	15,248	519,652
Stryker Corp.	12,368	568,928
Varian Medical Systems, Inc. *	5,501	225,431
Zimmer Holdings, Inc. *	9,390	493,632

		7,480,442

6

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.1%
Aetna, Inc.	19,127	$497,876
AmerisourceBergen Corp.	13,025	288,504
Cardinal Health, Inc.	15,761	446,667
Carefusion Corp. *	7,888	176,454
CIGNA Corp.	11,949	332,660
Coventry Health Care, Inc. *	6,554	129,966
DaVita, Inc. *	4,557	241,658
Express Scripts, Inc. *	12,024	960,958
Humana, Inc. *	7,434	279,370
Laboratory Corp. of America Holdings *	4,745	326,883
McKesson Corp.	11,662	684,909
Medco Health Solutions, Inc. *	20,758	1,164,939
Patterson Companies, Inc. *	4,073	103,984
Quest Diagnostics, Inc.	6,837	382,393
Tenet Healthcare Corp. *	18,972	97,137
UnitedHealth Group, Inc.	50,935	1,321,763
WellPoint, Inc. *	20,816	973,356

		8,409,477

Health Care Technology 0.0%
IMS Health, Inc.	7,992	130,989

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	7,727	364,483
Millipore Corp. *	2,434	163,102
PerkinElmer, Inc.	5,114	95,171
Thermo Fisher Scientific, Inc. *	17,884	804,780
Waters Corp. *	4,185	240,345

		1,667,881

Pharmaceuticals 6.4%
Abbott Laboratories	67,739	3,425,561
Allergan, Inc.	13,475	757,969
Bristol-Myers Squibb Co.	86,800	1,892,240
Eli Lilly & Co.	44,306	1,506,847
Forest Laboratories, Inc. *	13,219	365,770
Johnson & Johnson	120,754	7,130,524
King Pharmaceuticals, Inc. *	10,873	110,143
Merck & Co., Inc.	92,406	2,858,117
Mylan Laboratories, Inc. *	13,379	217,275
Pfizer, Inc.	353,356	6,017,653
Schering-Plough Corp.	71,596	2,019,007
Watson Pharmaceuticals, Inc. *	4,633	159,468

		26,460,574

INDUSTRIALS 9.8%
Aerospace & Defense 2.6%
Boeing Co.	31,831	1,521,522
General Dynamics Corp.	16,874	1,058,000
Goodrich Corp.	5,433	295,284
Honeywell International, Inc.	32,954	1,182,719
ITT Corp.	7,992	405,195
L-3 Communications Holdings, Inc.	5,108	369,257
Lockheed Martin Corp.	14,147	973,172
Northrop Grumman Corp.	13,939	698,762
Precision Castparts Corp.	6,144	586,936
Raytheon Co.	17,062	772,567
Rockwell Collins Corp.	6,908	348,025
United Technologies Corp.	41,245	2,534,505

		10,745,944

7

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	7,378	$406,602
Expeditors International of Washington, Inc.	9,295	299,485
FedEx Corp.	13,686	994,835
United Parcel Service, Inc., Class B	43,575	2,339,106

		4,040,028

Airlines 0.1%
Southwest Airlines Co.	32,489	272,908

Building Products 0.1%
Masco Corp.	15,739	184,933

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	4,940	176,111
Cintas Corp.	5,758	159,439
Iron Mountain, Inc. *	7,897	192,924
Pitney Bowes, Inc.	9,073	222,288
R.R. Donnelley & Sons Co.	8,996	180,640
Republic Services, Inc.	14,123	365,927
Stericycle, Inc. *	3,727	195,183
Waste Management, Inc.	21,589	645,079

		2,137,591

Construction & Engineering 0.2%
Fluor Corp.	7,881	350,074
Jacobs Engineering Group, Inc. *	5,430	229,635
Quanta Services, Inc. *	9,168	194,361

		774,070

Electrical Equipment 0.4%
Emerson Electric Co.	32,933	1,243,221
First Solar, Inc. *	2,114	257,760
Rockwell Automation, Inc.	6,220	254,709

		1,755,690

Industrial Conglomerates 2.2%
3M Co.	30,599	2,251,169
General Electric Co.	465,647	6,640,126
Textron, Inc.	11,841	210,533

		9,101,828

Machinery 1.6%
Caterpillar, Inc.	27,224	1,498,953
Cummins, Inc.	8,843	380,780
Danaher Corp.	11,348	774,274
Deere & Co.	18,533	844,178
Dover Corp.	8,156	307,318
Eaton Corp.	7,256	438,625
Flowserve Corp.	2,451	240,713
Illinois Tool Works, Inc.	16,875	774,900
Paccar, Inc.	15,920	595,567
Pall Corp.	5,168	164,032
Parker Hannifin Corp.	7,034	372,521

		6,391,861

Professional Services 0.1%
Dun & Bradstreet Corp.	2,312	177,006
Equifax, Inc.	5,537	151,603
Monster Worldwide, Inc. *	5,517	80,107
Robert Half International, Inc.	6,654	154,373

		563,089

8

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	11,472	$864,071
CSX Corp.	17,178	724,568
Norfolk Southern Corp.	16,109	751,001
Ryder System, Inc.	2,452	99,429
Union Pacific Corp.	22,098	1,218,484

		3,657,553

Trading Companies & Distributors 0.1%
Fastenal Co. ρ	5,792	199,824
W.W. Grainger, Inc.	2,742	257,008

		456,832

INFORMATION TECHNOLOGY 18.3%
Communications Equipment 2.6%
Ciena Corp. *	4,011	47,049
Cisco Systems, Inc. *	252,737	5,775,040
Harris Corp.	5,743	239,598
JDS Uniphase Corp. *	9,509	53,155
Juniper Networks, Inc. *	22,970	585,965
Motorola, Inc.	100,578	861,954
QUALCOMM, Inc.	72,839	3,016,263
Tellabs, Inc. *	17,360	104,507

		10,683,531

Computers & Peripherals 5.7%
Apple, Inc. *	39,253	7,399,190
Dell, Inc. *	75,409	1,092,676
EMC Corp. *	88,602	1,459,275
Hewlett-Packard Co.	103,896	4,930,904
International Business Machines Corp.	57,440	6,927,838
Lexmark International, Inc., Class A *	3,422	87,261
NetApp, Inc. *	14,739	398,690
QLogic Corp. *	5,175	90,770
SanDisk Corp. *	9,949	203,756
Sun Microsystems, Inc. *	33,011	270,030
Teradata Corp. *	7,528	209,881
Western Digital Corp. *	9,845	331,580

		23,401,851

Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc. *	15,122	374,118
Amphenol Corp., Class A	7,511	301,341
Corning, Inc.	68,119	995,219
Flir Systems, Inc. *	6,638	184,603
Jabil Circuit, Inc.	8,080	108,110
Molex, Inc.	5,956	111,199

		2,074,590

Internet Software & Services 1.9%
Akamai Technologies, Inc. *	7,554	166,188
eBay, Inc. *	49,192	1,095,506
Google, Inc., Class A *	10,542	5,651,777
VeriSign, Inc. *	8,451	192,767
Yahoo!, Inc. *	52,270	831,093

		7,937,331

9

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	4,278	$222,841
Automatic Data Processing, Inc.	22,003	875,719
Cognizant Technology Solutions Corp., Class A *	12,848	496,575
Computer Sciences Corp. *	6,647	337,069
Convergys Corp. *	5,383	58,406
Fidelity National Information Services, Inc.	13,648	296,980
Fiserv, Inc. *	6,765	310,311
Paychex, Inc.	14,077	399,928
Total System Services, Inc.	8,639	137,965
Western Union Co.	30,740	558,546

		3,694,340

Office Electronics 0.1%
Xerox Corp.	38,081	286,369

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	24,573	113,036
Altera Corp.	12,891	255,113
Analog Devices, Inc.	12,775	327,423
Applied Materials, Inc.	58,441	712,980
Broadcom Corp., Class A *	18,905	503,062
Intel Corp.	245,293	4,687,549
KLA-Tencor Corp.	7,478	243,110
Linear Technology Corp.	9,740	252,071
LSI Corp. *	28,566	146,258
MEMC Electronic Materials, Inc. *	9,796	121,666
Microchip Technology, Inc.	8,017	192,087
Micron Technology, Inc. *	37,107	251,957
National Semiconductor Corp.	10,256	132,713
Novellus Systems, Inc. *	4,276	88,000
NVIDIA Corp. *	24,004	287,088
Teradyne, Inc. *	7,649	64,022
Texas Instruments, Inc.	55,273	1,296,152
Xilinx, Inc.	12,094	263,045

		9,937,332

Software 4.2%
Adobe Systems, Inc. *	23,004	757,752
Autodesk, Inc. *	10,066	250,945
BMC Software, Inc. *	8,062	299,584
CA, Inc.	17,443	364,907
Citrix Systems, Inc. *	8,021	294,852
Compuware Corp. *	10,408	73,480
Electronic Arts, Inc. *	14,176	258,570
Intuit, Inc. *	14,156	411,515
McAfee, Inc. *	6,888	288,469
Microsoft Corp.	339,690	9,419,604
Novell, Inc. *	15,196	62,152
Oracle Corp.	171,137	3,610,991
Red Hat, Inc. *	8,238	212,623
Salesforce.com, Inc. *	4,781	271,322
Symantec Corp. *	35,690	627,430

		17,204,196

10

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 3.3%
Chemicals 1.9%
Air Products & Chemicals, Inc.	9,205	$709,982
Airgas, Inc.	3,578	158,720
CF Industries Holdings, Inc.	2,123	176,740
Dow Chemical Co.	50,111	1,176,606
E.I. DuPont de Nemours & Co.	39,594	1,259,882
Eastman Chemical Co.	3,184	167,192
Ecolab, Inc.	10,377	456,173
FMC Corp.	3,177	162,345
International Flavors & Fragrances, Inc.	3,461	131,829
Monsanto Co.	23,921	1,607,013
PPG Industries, Inc.	7,226	407,763
Praxair, Inc.	13,443	1,067,912
Sigma-Aldrich Corp.	5,338	277,202

		7,759,359

Construction Materials 0.1%
Vulcan Materials Co.	5,477	252,106

Containers & Packaging 0.2%
Ball Corp.	4,124	203,437
Bemis Co., Inc.	4,732	122,228
Owens-Illinois, Inc. *	7,378	235,211
Pactiv Corp. *	5,782	133,506
Sealed Air Corp.	6,957	133,783

		828,165

Metals & Mining 0.9%
AK Steel Holding Corp.	4,793	76,065
Alcoa, Inc.	42,695	530,272
Allegheny Technologies, Inc.	4,297	132,605
Freeport-McMoRan Copper & Gold, Inc.	18,044	1,323,708
Newmont Mining Corp.	21,471	933,130
Nucor Corp.	13,788	549,452
Titanium Metals Corp.	3,719	31,983
United States Steel Corp.	6,280	216,597

		3,793,812

Paper & Forest Products 0.2%
International Paper Co.	18,963	423,065
MeadWestvaco Corp.	7,498	171,179
Weyerhaeuser Co.	9,261	336,545

		930,789

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	258,526	6,636,362
CenturyTel, Inc.	13,025	422,792
Frontier Communications Corp.	13,687	98,136
Qwest Communications International, Inc. ρ	64,959	233,203
Verizon Communications, Inc.	124,470	3,683,067
Windstream Corp.	19,136	184,471

		11,258,031

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	17,292	636,692
MetroPCS Communications, Inc. *	11,419	71,140
Sprint Nextel Corp. *	126,014	373,001

		1,080,833

11

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 3.6%
Electric Utilities 2.1%
Allegheny Energy, Inc.	7,426	$169,461
American Electric Power Co., Inc.	20,892	631,356
Consolidated Edison, Inc.	12,049	490,153
Duke Energy Corp.	56,820	898,893
Edison International	14,276	454,262
Entergy Corp.	8,579	658,181
Exelon Corp.	28,880	1,356,205
FirstEnergy Corp.	13,357	578,091
FPL Group, Inc.	18,029	885,224
Northeast Utilities	7,681	177,047
Pepco Holdings, Inc.	9,676	144,463
Pinnacle West Capital Corp.	4,434	138,873
PPL Corp.	16,501	485,790
Progress Energy, Inc.	12,238	459,292
Southern Co.	34,881	1,087,938

		8,615,229

Gas Utilities 0.1%
EQT Corp.	5,736	240,109
Nicor, Inc.	1,982	73,493
Questar Corp.	7,634	304,138

		617,740

Independent Power Producers & Energy Traders 0.2%
AES Corp. *	29,227	381,997
Constellation Energy Group, Inc.	8,791	271,817
Dynegy, Inc., Class A *	22,215	44,430

		698,244

Multi-Utilities 1.2%
Ameren Corp.	10,226	248,901
CenterPoint Energy, Inc.	16,931	213,331
CMS Energy Corp.	10,031	133,412
Dominion Resources, Inc.	26,083	889,170
DTE Energy Co.	7,207	266,515
Integrys Energy Group, Inc.	3,349	115,875
NiSource, Inc.	12,065	155,880
PG&E Corp.	16,243	664,176
Public Service Enterprise Group, Inc.	22,171	660,696
SCANA Corp.	4,832	163,515
Sempra Energy	10,750	553,088
TECO Energy, Inc.	9,366	134,308
Wisconsin Energy Corp.	5,123	223,721
Xcel Energy, Inc.	19,969	376,615

		4,799,203

Total Common Stocks (cost $217,988,291)		399,802,545

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.2%
BGI Prime Money Market Fund, Premium Shares, 0.10% q ρρ	145	145
BlackRock Liquidity TempFund, Institutional Class, 0.18% q ρρ	426,482	426,482
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø ρρ	4,317,002	4,317,002
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q ρρ	398,190	398,190

		5,141,819

12

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS continued
U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bills:
0.04%, 01/28/2010 ß ƒ	$1,200,000	$1,199,883
0.09%, 12/24/2009 ß ƒ	100,000	99,995

		1,299,878

Total Short-Term Investments (cost $6,441,662)		6,441,697

Total Investments (cost $224,429,953) 98.8%		406,244,242
Other Assets and Liabilities 1.2%		4,790,272

Net Assets 100.0%		$411,034,514

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Security represents an investment in a non-controlled affiliate. At October 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $2,667,413 and earned $10,235 of income for the period from August 1, 2009 to October 31, 2009.

q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.

At October 31, 2009, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2009	Unrealized Gain (Loss)

December 2009	43 S&P 500 Index	$10,980,951	$11,104,750	$123,799

The Fund had an average contract amount of $7,604,211 in futures contracts during the period from August 1, 2009 to October 31, 2009.

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $228,694,630. The gross unrealized appreciation and depreciation on securities based on tax cost was $216,062,053 and $38,512,441, respectively, with a net unrealized appreciation of $177,549,612.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

13

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$399,802,545	$0	$0	$399,802,545
Debt securities issued by U.S. Treasury and U.S. government agencies	0	1,299,878	0	1,299,878
Short-term investments	5,141,819	0	0	5,141,819

	$404,944,364	$1,299,878	$0	$406,244,242

As of October 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$123,799	$0	$0	$123,799

*	Other financial instruments include futures contracts.

14

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: December 29, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: December 29, 2009